                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED July 28, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005


Change of Investment Sub-Adviser for New Asia Growth Fund

         INFORMATION IN THE "NEW ASIA GROWTH FUND - PRINCIPAL INVESTMENT STRATEGIES" SECTION ON PAGE 3 OF THE CLASS A/B/C PROSPECTUS AND PAGE 3 OF THE CLASS Y PROSPECTUS IS REVISED AS FOLLOWS:

All references to "First State (Hong Kong) LLC" are replaced with "First State Investments International Limited."

         THE FIRST PARAGRAPH IN THE "FUND MANAGEMENT - THE SUB-ADVISERS" SECTION ON PAGE 59 OF THE CLASS A/B/C PROSPECTUS AND PAGE 47 OF THE CLASS Y PROSPECTUS IS REVISED AS FOLLOWS:

Effective June 29, 2006, First State Investments International Limited ("First State"), located at 23 St. Andrew Square EH2, Edinburgh 1BB, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays First State 0.50% of the Fund's average daily net assets. Prior to June 29, 2006, First State (Hong Kong) LLC, an affiliate of First State, was the sub-adviser for the Fund and received the same fee.

         INFORMATION IN THE "SMALL CAP FUND - PRINCIPAL INVESTMENT STRATEGIES" SECTION ON PAGE 13 OF THE CLASS A/B/C PROSPECTUS AND PAGE 11 OF THE CLASS Y PROSPECTUS REFERENCING THE MANAGEMENT STRATEGY IS REVISED AS FOLLOWS:

The Small Cap Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of smaller U.S. companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this nonfundamental investment policy.) The Fund currently considers "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell 2000(R) Index at the time of purchase (approximately $27 million to $4.7 billion as of February 28, 2006).

The Fund employs a "multi-manager" approach. Portions of the Fund's assets are allocated for day-to-day management among different sub-advisers who employ distinct investment styles intended to complement one another. The investment adviser to the Fund is the Asset Management Group of Bank of Hawaii ("AMG"). As the investment adviser, AMG is responsible for supervision of the Fund's investment sub-advisers. AMG has selected two different asset managers for the day-to-day portfolio management of the Fund: Nicholas-Applegate Capital Management ("NACM") and Wellington Management Company, LLP ("Wellington Management"). Each sub-adviser acts independently of the other and uses its own methodology for selecting investments. The Fund's "multi-manager" approach permits the Fund and AMG to enter into and materially amend sub-advisory agreements with the approval of the Board of Trustees of the Trust, without obtaining shareholder approval, if AMG and the Board conclude that such arrangements would be in the best interest of the Fund's shareholders.

NACM manages a portion of the Fund's portfolio using a "small cap value" strategy and a portion of the portfolio using a "systematic small cap" strategy. Both strategies focus on stocks NACM believes are fundamentally strong and undergoing positive change. In addition, the small cap value strategy focuses on companies that NACM considers to be undervalued. Wellington Management employs a "small cap growth" portfolio management style that relies on both fundamental and quantitative analysis to identify attractive securities in the small cap growth universe. The Adviser believes that the diversification of small cap management styles applied to various portions of the Fund's investment portfolio will result in an overall blended "core" Fund portfolio. The portions of the Fund's portfolio managed using each strategy will be determined from time to time by the Adviser in consultation with NACM and Wellington Management, subject to capacity constraints.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management, return enhancement, and/or risk reduction.

                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED July 28, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005


         THE FOOTNOTE TO THE "FEES AND EXPENSES" TABLE ON PAGE 16 OF THE CLASS A/B/C PROSPECTUS IS REVISED AS FOLLOWS:

The Management fee is comprised of fees paid to the Adviser, NACM, and Wellington Management. The Adviser's fee is 0.50% of the average daily net assets managed by NACM pursuant to its small cap value strategy, 0.40% of the average daily net assets managed by NACM pursuant to its systematic small cap strategy, and 0.40% of the average daily net assets managed by Wellington Management. NACM receives fees from the Fund at the following annual rates: for assets managed pursuant to its "small cap value" strategy - 0.60% of the first $50 million of average daily net assets and 0.55% of average daily net assets in excess of $50 million; and for assets managed pursuant to its "systematic small cap" strategy - 0.70% of average daily net assets. Wellington Management receives an annual fee based on the portion of the Fund's assets it manages, at the rate of 0.70% of the first $150 million of average daily net assets and 0.65% of average daily net assets in excess of $150 million. Fees paid to the sub-advisers that exceed 0.60% are offset by a voluntary waiver in the fees paid to the Adviser so that the total Management fee does not exceed 1.00%. The Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 1.60%, 2.30% AND 2.38% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Voluntary expense waivers may be revised or canceled at any time.


         THE FOOTNOTE TO THE "FEES AND EXPENSES" TABLE ON PAGE 14 OF THE CLASS Y PROSPECTUS IS REVISED AS FOLLOWS:

The Management fee is comprised of fees paid to the Adviser, NACM, and Wellington Management. The Adviser's fee is 0.50% of the average daily net assets managed by NACM pursuant to its small cap value strategy, 0.40% of the average daily net assets managed by NACM pursuant to its systematic small cap strategy, and 0.40% of the average daily net assets managed by Wellington Management. NACM receives fees from the Fund at the following annual rates: for assets managed pursuant to its "small cap value" strategy - 0.60% of the first $50 million of average daily net assets and 0.55% of average daily net assets in excess of $50 million; and for assets managed pursuant to its "systematic small cap" strategy - 0.70% of average daily net assets. Wellington Management receives an annual fee based on the portion of the Fund's assets it manages, at the rate of 0.70% of the first $150 million of average daily net assets and 0.65% of average daily net assets in excess of $150 million. Fees paid to the sub-advisers that exceed 0.60% are offset by a voluntary waiver in the fee paid to the Adviser so that the total Management fee does not exceed 1.00%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE 1.30%. Voluntary expense waivers may be revised or canceled at any time.


         INFORMATION IN "THE SUB-ADVISERS" SECTION ON PAGE 59 OF THE CLASS A/B/C PROSPECTUS AND PAGE 47 OF THE CLASS Y PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

Wellington Management Company, LLP ("Wellington Management"), located at 75 State St., Boston, Massachusetts 02109, is a Sub-Adviser to the Small Cap Fund and provides investment advisory services with respect to a portion of the Fund's portfolio. Wellington Management receives an annual fee based on the portion of the Fund's assets it manages, at the rate of 0.70% of the first $150 million of average daily net assets and 0.65% of average daily net assets in excess of $150 million.

         INFORMATION IN THE "PORTFOLIO MANAGERS - SMALL CAP FUND" SECTION ON PAGE 61 OF THE CLASS A/B/C PROSPECTUS AND PAGE 49 OF THE CLASS Y PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:


David J. Elliott, Vice President and Equity Portfolio Manager, is portfolio manager of the portion of assets managed by Wellington Management. Mr. Elliott is a member of Wellington Management's Quantitative Investment Group. He joined Wellington Management in 1995 and has been an investment professional since 1999. He is a Chartered Financial Analyst. Doris T. Dwyer, Vice President and Equity Portfolio Manager, works in Wellington Management's Quantitative Investment Group and provides portfolio management and analysis services for the portion of assets managed by Wellington Management. She joined Wellington Management in 1998.